SUBSEQUENT EVENTS (Details) - Subsequent Events ¥ in Thousands, $ in Thousands	Apr. 10, 2017 USD ($)	Apr. 10, 2017 CNY (¥)	Mar. 30, 2017 USD ($) subsidiary	Mar. 16, 2017 CNY (¥)	Mar. 15, 2017 USD ($)	Mar. 15, 2017 CNY (¥)	Mar. 30, 2017 CNY (¥) subsidiary
Service agreement | Colocation services
SUBSEQUENT EVENTS
Termination fees received					$ 6,742	¥ 46,769
Data center project in Shenzhen, China (Shenzhen 5)
SUBSEQUENT EVENTS
Aggregate purchase price				¥ 313,000
Contingent consideration				¥ 312,000
Two Subsidiaries, C | Facility Agreement with a third party bank
SUBSEQUENT EVENTS
Number of subsidiaries entered into loan facilities | subsidiary			2				2
Principal amount of credit facility			$ 45,000				¥ 310,700
Loan drew down	$ 45,000	¥ 310,700
Effective interest rate (as a percent)			5.41%